Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 14,350	₩ 25,536
Temporary differences not recognized as deferred income tax assets	₩ 895	₩ 18,453